REPORTING ENTITY	12 Months Ended
Dec. 31, 2017
Management Commentary [Abstract]
REPORTING ENTITY
REPORTING ENTITY
Pembina Pipeline Corporation ("Pembina" or the "Company") is an energy transportation and service provider domiciled in Canada. The consolidated financial statements ("Financial Statements") include the accounts of the Company, its subsidiary companies, partnerships and any investments in associates and joint arrangements as at and for the year ended December 31, 2017. These Financial Statements present fairly the financial position, financial performance, and cash flows of the Company.
Pembina owns or has interests in conventional crude oil, condensate, natural gas and natural gas liquids ("NGL") pipelines, oil sands and heavy oil pipelines, gas gathering and processing facilities, an NGL infrastructure and logistics business and midstream services that span across its operations. The Company's assets are located in Canada and in the United States.